SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of lease costs - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Components of total lease costs:
Operating lease expense	$ 82,700		$ 148,141		$ 165,955		$ 296,226		$ 593,707
Short-term lease costs	1,300	[1]	14,963	[1]	5,550	[1]	27,680	[1]	46,575 [2]
Total lease costs	$ 52,719		$ 163,104		$ 120,892		$ 323,906		$ 640,282

[1]	Represents short-term leases which are immaterial.
[2]	Represents short-term leases which are immaterial.